Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Preferred stock share authorized	1,000,000	1,000,000	1,000,000
Preferred stock per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock share issued	0	0	0
Preferred stock share outstanding	0	0	0
Common stock share authorized	500,000,000	500,000,000	71,033,146
Common stock per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share issued		71,511,887
Remain outstanding			8,461,706
Earn out shares, percentage		6.00%
Sponsor shares	2,156,250	2,156,250
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Common stock equals per share (in Dollars per share)	$ 18	$ 18
Common stock share issued	74,046,058	71,551,887	18,841,538
Common stock share outstanding	74,046,058	71,551,887	18,841,538
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock share authorized			3,545,529
Preferred stock per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.00001
Preferred stock share issued			3,237,800
Preferred stock share outstanding	3,237,800	3,237,800	3,237,800
Common Stock [Member]
Equity (Details) [Line Items]
Common stock share authorized	500,000,000	500,000,000	31,900,878
Common stock per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.00001
Common stock share issued	74,046,058	71,551,887
Common stock share outstanding	74,046,058	71,551,887
First Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 12	$ 12
Second Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	14	14
Third Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 16	$ 16
Sponsor Earn-Out Shares [Member]
Equity (Details) [Line Items]
Sponsor shares	2,156,250	2,156,250
Public Warrants [Member]
Equity (Details) [Line Items]
Remain outstanding	5,750,000	5,750,000
Public warrants issued	5,750,000	5,750,000
Public warrants outstanding	5,750,000	5,750,000
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Per warrant (in Dollars per share)	$ 0.01	$ 0.01